LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS/Morningstar Overall Rating	KBRA Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS/Morningstar Credit Rating	KBRA Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS/Morningstar Property Rating	KBRA Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS/Morningstar Compliance Rating	KBRA Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test
213	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Charges That In Total Cannot Increase More Than 10% Test
TILA XXXb Cure Required
Refund in the amount of $XXX.
Cure Package requires a PCCD, LOE, Copy of Refund Check and Proof of Delivery or valid COC.
The XXX% tolerance violation of $XXX  is due to the increase in Mortgage Recording fee from $XXX  to $XXX. There  was not COC found in the file and PCCD did not contain a cure; This loan failed the charges that in total cannot increase more than XXX% test.  (XXXX CFR §XXX(e)(XXX)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(XXX)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(XXX)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(XXX)(vi).

This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

480	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

669	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

592	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

175	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

438	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/monthly is reflected on the XXX but there is no supporting documentation in the file. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.	Received verification of the additional monthly payment of $XXX. Exception resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

995	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
642	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

543	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

938	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

803	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

505	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

822	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
919	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

744	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

140	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

74	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
XXX $XXX is greater than the XXX% allowed of $XXX; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML loan with established escrows and met appraisal requirements.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

599	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

721	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

711	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
391	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

294	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

823	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
$XXX, exceed XXX% of loan amount ; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

582	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test
Documentation Required:
Please provide the undiscounted rate or proof that the fee amount paid for discount points was for reducing the interest rate.; This loan failed the Lender Retained Fees Test. The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

This loan passed the Lender Retained Fees Test. This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

531	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Housing history does not meet guidelines	Housing payment history is incomplete. Lender Matrix requires most recent full XXX month housing payment history supporting XXX, however, the payment history documented in file only covers XXX months from XX/XX/XXXX to XX/XX/XXXX. Missing housing payment history from XX/XX/XXXX to XX/XX/XXXX to complete the most recent XXX months.	The mortgage payment history was provided confirming a XXX month payment for the borrower's current and prior mortgage. All payments have been made as agreed. Exception resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

702	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

337	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

730	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines	Missing a Verbal Verification of Employment for XXX must be dated within XXX business days from date of Note.	Confirmed per FNMA section XXX if the borrower is in the military, in lieu of a VVOE or WVOE, a LES can be utilized to verify employment if it is dated within XXX calendar days prior to the note date. The Loan file contains a LES most recent, XX/XX/XXXX, which meets guideline requirements. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

555	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A			The guidelines state a verbal or written Verification of Employment is required within 10 days of the note date. Exception Remains.;	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

476	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

485	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial., There is a statement in file showing escrows have increased an additional $XXX per month and there is no evidence what the "other" payment of $XXX showing on the XXX.	The current escrow review statement was provided to confirm the escrow shortage payment of $XXX which was included in the DTI on the XXX. Exception Resolved.	1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
XXX Svc Charge $XXX exceed XXX% allowed; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

371	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

117	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/monthly is reflected on the XXX but there is no supporting documentation in the file and no notes on the XXX - there is no escrow shortage, the Escrow Review Statement reflects a surplus. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.	Borrower liabilities verified indicator is Present. Documentation provided confirms the total T&I payment is $XXX, which would be a $XXX per month shortage. XXX in file is correct, amount included in DTI and within tolerance. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

532	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Transmittal Summary is Partial	Per the XXX in file the lender used a HOA amount of $XXX, the Appraisal indicates a HOA amount of $XXX. Documentation to indicate an increased HOA amount of $XXX was not provided.	The transmittal summary is Present. Received both the prior to close HOA dues verification and the current HOA Dues verification reflecting the $XXX monthly payment. No other info required, as borrower was approved using the higher of the two monthly payments. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

856	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	B	2	B	B	B	B	B	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX% exceeds guideline maximum of XXX%. The $XXX monthly Esrow Shortage ($XXX total) payment was higher than the $XXX used at origination. Also, loan was submitted at XXX% DTI with a XXX% program maximum.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.; DTI exception allowed with comp factors: XXX FICO, XXX mortgage history for XXX years, addtional income that was not used in loan qualification.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

827	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines	XXX indicates on the XXX that he has been employed by XXX since XX/XX/XXXX. The VOE on page XXX indicates his start date as XX/XX/XXXX, and the XXX from XXX on page XXX shows compensation for XXX as $XXX. There is an additional XXX for XXX from XXX on page XXX. The file contains no explanation for the discrepancy and the file does not contain a VOE from XXX. XXX months was not verified.	The updated XXX reflecting correct employment history, which is more than XXX years. A VVOE is not required for prior employment per guidelines. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

717	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

809	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

592	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

617	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

677	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

14	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
946	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Provide documentation to support the $XXX monthly 'other' payment reflected on the XXX. Underwriter Comments indicate it is for escrow shortage; however, no docs provided. May affect DTI.	Borrower liabilities verified indicator is Present. Confirmed total escrow monthly payment of $XXX, which would calculate to a $XXX escrow shortage. This amount was included in total total calc. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

60	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	Origination Appraisal is Missing	AVM located in file is for XXX whereas the subject property is XXX. Need appraisal and/or AVM with address matching Note.	The AVM was corrected and confirms the address on the AVM matches the subject property address on the note. Exception Resolved. ;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

918	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

319	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

178	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
565	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

718	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

358	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
674	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

939	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is partial. The XXX reflects 'other' payment of $XXX/month, however, Escrow Review Statement reflects the escrow shortgage is $XXX or $XXX/mos. The file does not contain notes as to why there is a lesser amount being charged for the escrow shortage. Please provide documentation to support escrow shortage of $XXX/mos or amended documents reflecting $XXX/mos. Additional documentation may apply.	Borrower liabilities verified indicator is Present. Confirmed the total escrow amount is $XXX, which leaves an additional $XXX shortage added to total DTI as "other" payment. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

979	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
145	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has stable job time - Borrower has XXX years at job.

72	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Document the subject PITIA and escrow shortage. Audit finds the first lien PITIA to be $XXX ($XXX pi + $XXX Xnd lien + $XXX HOI + $XXX + $XXX additional undocumented escrow amount) resulting in a DTI of XXX%.	Borrower liabilities verified indicator is Present. Borrower liabilities verified indicator is Present. Escrow analysis provided confirms borrower first lien payment and escrow. Updated XXX received with updated PITIA and DTI match audit figures and calc. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

562	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

885	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

441	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

938	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The XXX has an "Other" Payment in the amount of $XXX that is insufficient. Per the escrow review statement on page XXX, The Escrow shortage payment is $XXX and the MI Payment is $XXX monthly. At minimum the MI Insurance should be shown in the "other" payment. The file does not contain an explanation for the reason that the Underwriter used $XXX.	Borrower liabilities verified indicator is Present. Confirmed MI payment Added the additional $XXX to total PITIA and DTI. DTI is XXX and still within tolerance. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

687	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

435	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test. The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

This loan passed the Lender Retained Fees Test. This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

720	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Transmittal Summary is Partial	An Underwriting Conditional Loan Approval was not provided in the loan file.	Conditional loan approval missing from file, provided. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

749	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

387	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

630	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	"Other" Payment listed on the XXX proposed payment in the amount of $XXX page XXX is not verified the Escrow Review statement on page XXX shows a Surplus in the escrow account of $XXX monthly, and a refund check was issued. Additionally; we calculated a TI payment of $XXX and the TI payment on the Escrow statement is $XXX. Our assessment is higher.	Borrower liabilities verified indicator is Present. Documentation provided, confirms the escrow payment of $XXX is the T&I monthly payment after loan closed. The current T&I was $XXX. Including the higher T&I payment as it is more conservative, DTI still within tolerance. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

588	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

615	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
The XXX Service Charge $XXX is over the Brokerage XXX% test by $XXX.; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML is compliant.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

97	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

933	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

447	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

714	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. There is a statement in the file showing the escrows have increased to $XXX and there is no evidence what the "other" payment of $XXX documentation missing.	Borrower liabilities verified indicator is Present. The escrow analysis provided confirms the monthly first lien payment and escrow amount. Removed the "other" payment from PITIA. Updated XXX provided with updated DTI, which matches audit calculation. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

731	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

964	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. On XX/XX/XXXX, XXX was a declared disaster in XXX. The file only contains an AVM and no appraisal nor any servicing notes. Please provide a Post Disaster Inspection or servicing notes the include customer commentary declaring "no damage" - additional conditions may apply.	Post Disaster Inspection provided ; Disaster inspection provided. No damage. Exception Resolved.	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

261	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test
Please provide the undiscounted/Starting Rate to exclude discount points from testing; This loan failed the Lender Retained Fees Test. The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

This loan passed the Lender Retained Fees Test. This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.; Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

321	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Please provide explanation and documentation to support the $XXX 'other' payment on XXX. UW comments state it is difference from current into from the payment on XXX; however, there is nothing in file to clarify. May affect DTI.	Borrower liabilities verified indicator is Present; Conservative approach with higher payment used for qualification. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

686	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

225	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

562	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

450	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

674	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

153	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

21	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test
Documentation Required: Provide undiscounted rate to determine if fees are considered bona fide and can be excluded from the test; This loan failed the Lender Retained Fees Test. The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

This loan passed the Lender Retained Fees Test. This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

483	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

625	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines	Loan is missing a Verification Of Employment. Must be dated within XXX business days of the Note date (XX/XX/XXXX).	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.; LES in file and allowed for miliatary per FNMA. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

198	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

771	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

235	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

719	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

828	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML loan with establish escrow met appraisal requirement

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

183	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

455	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

863	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

411	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The file does not contain evidence of the P&I payment for the Sr. Lien. The payment history on page XXX does not break out the P&I payment.	Borrower liabilities verified indicator is Present. Confirmed the P&I for first lien. Included in DTI, DTI within tolerance. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

949	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

513	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
880	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Missing documentation for other payment on XXX of $XXX monthly.	Borrower liabilities verified indicator is Present; First lien escrow statement provided confirming shortgage amount. Exception Resolved.	1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area in XXX due to severe weather on XXX missing evidence of no damage on property. Only AVM is located in file and no notes from lender.	Post Disaster Inspection provided ; Servicing comments provided confirming no damage.	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

585	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
559	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

164	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

515	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

798	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines	The file does not contain verification of employment for the borrowers former employment with XXX and XXX. A full XXX months has not been verified.	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.; Verified not required. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
883	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. "Other" fee in the amount of  $XXX/monthly is reflected on the XXX and per lender notes, include there is no current shortage - but no analysis done since just moved over should have $XXX in escrow but has advance spreading over loan. The remaining balance of the 'other' fee of  $XXX does not match the monthly fee on the Escrow Review Statement of $XXX.. There is no supporting documentation in the file and notes on the XXX regarding the difference in Escrow Shortgage fee and using a lesser amount. Please provide documentatiom to support the monthly fee of $XXX.
																									Borrower liabilities verified indicator is Present. A corrected XXX and a screen shot was provided to verify the escrow shortage was added to the PITIA in error. Exception Resolved. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

779	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
The XXX Service Charge $XXX exceeds the XXX% threshold by $XXX; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

565	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

441	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

958	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

53	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The XXX reflects 'other' payment of $XXX/month or a total of $XXX. Escrow Review Statement reflects a total surplus of $XXX; there are no notes on XXX or in file stating the source of the 'other' fee. Please provide documentation for the balance of 'other' in the amount of $XXX or $XXX/mos. or amended approval and XXX removing the fee if it's not applicable. Additional documentation may apply.	Borrower liabilities verified indicator is Present; Escrow statement provided. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

569	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

669	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

113	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

755	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

765	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

264	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

343	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
XXX Cure Required. Refund in the amount of $XXX, cure package requires PCCD, LOE, copy of refund check, proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due addition of appraisal fee on the LE dated XX/XX/XXXX without a valid COC.; This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

494	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines	XXX started employment with current employer on XX/XX/XXXX per the WVOE on page XXX. The File contains XXX WX on page XXX and a XXX WX on page XXX showing that the Borrower was employed with XXX. The file does not contain a VOE with employment start and end dates with XXX. Please provide a VOE verifying the dates of employment for XXX previous employer.	Confirmed guidelines do not require a prior VOE. The final XXX reflects the borrower has a XXX year history of employment and income. Has been in the same line of work for XXX years and two year of WXs provided. Which meets guidelines requirements. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

169	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

309	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

901	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

917	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Provide complete POA expense documentation to support $XXX per month. Documents in file do not reflect a legible amount for XXX.	Borrower liabilities verified indicator is Present; Verification of dues provided. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

249	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

322	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

101	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test
Documentation Required - Please provide the undiscounted/starting rate to see if discount points can be excluded from the test; This loan failed the Lender Retained Fees Test. The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

This loan passed the Lender Retained Fees Test. This loan does not charge any fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction. The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

109	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

4	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/mos is reflected on the XXX but there is no supporting documentation in the file. There is an Escrow Review Statement that reflects an escrow shortage of $XXX/mos, however, the figure on this statement does not match with the figure on the XXX. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.	Borrower liabilities verified indicator is Present. Confirmed the XXX additional payment is the base escrow and shortage spread once added up. The XXX in file reflects correct information. Shortage included in total DTI. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

348	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Underwriting CLTV exceeds Guideline Maximum Allowable	CLTV of XXX% exceeds the maximum allowable guideline CLTV of XXX%. $XXX subject loan + $XXX senior lien XXX (as of XX/XX/XXXX) = $XXX / $XXX value.	Original CLTV of XXX% adheres to the guideline maximum CLTV of XXX%. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

970	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

686	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

789	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

201	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Missing documentation showing escrow shortage calculation. The Escrow Review Statement for the XXX lien shows $XXX/yr ($XXX/mo) in escrow shortage starting XX/XX/XXXX. However, the lender included $XXX/yr ($XXX/mo) reflected on the XXX into the DTI. Please provide documentation to support the $XXX/mo.	Borrower liabilities verified indicator is Present; Escrow statement provided. Exception Resolved.	1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
The XXX Service Charge of $XXX is over the allowed XXX% fee of $XXX; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML is compliant.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

721	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

132	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Revised Loan Estimate Delivery Date Test (prior to consummation); Charges That Cannot Increase Test
Documentation Required - Please provide proof borrower received the revised Loan Estimate dated XX/XX/XXXX at least XXX days prior to consummation. The file contains the loan consent that shows it was sent on XX/XX/XXXX but no documentation to confirm the borrower receipt. ; This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.; Documentation Required - Please provide proof borrower received the revised Loan Estimate dated XX/XX/XXXX at least XXX days prior to consummation. The file contains the loan consent that shows it was sent on XX/XX/XXXX but no documentation to confirm the borrower receipt. COC in file valid, however due to the timing issue of the LE and CD, the tolerance exception is valid. ; This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §XXX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.; This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

360	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

57	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The file does not have evidence of the P&I Payment for the Sr. Lien in the amount of $XXX. A copy of the note is not present in the file, and the payment history on page XXX does not disclose the P&I payment.	Borrower liabilities verified indicator is Present; Xst lien Escrow Statement showing PITI provided. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
401	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.

216	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

868	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

379	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

487	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

236	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

106	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

829	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
The XXX Service charge of $XXX is more than the XXX% of $XXX allowed.; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.;

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

902	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

845	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

968	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

129	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

799	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

684	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

860	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

38	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

415	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

575	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

830	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	2	B	B	B	B	B	Borrower Liabilities Verification Indicator is Partial; Qualifying DTI exceeds Guideline Maximum Allowable	Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XXX/mo is reflected on the XXX but there is no supporting documentation in the file. There is an Escrow Statement that reflects an escrow shortage of $XXX/mo however, the figure on this statement does not match with the figure on the XXX. Please provide documentation to support the $XXX monthly fee.; The qualifying DTI of XXX% exceeds the guideline maximum of XXX%. The loan was approved with this DTI.	Borrower liabilities verified indicator is Present; Escrow statement provided. Exception Resolved. ; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.; Higher DTI allowed with comp factors: XXX years on job, WX employee, CLTV under XXX%.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

652	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

477	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

771	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

718	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

431	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

495	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

117	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

512	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

595	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

847	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

741	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

309	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

513	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

715	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

457	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

57	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

998	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

194	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

238	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

85	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

847	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

664	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

149	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

354	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

801	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

473	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

119	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

286	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Underwriting CLTV exceeds Guideline Maximum Allowable
Borrower liabilities verified indicator is partial. 'OTHER' fee in the amount of $XXX/monthly is reflected on the XXX and, per lender notes includes XXX fee of $XXX. The remaining balance of the 'OTHER' fee, $XXX, does not match the monthly fee on the Escrow Review Statement of $XXX. There is no supporting documentation in the file and no notes on the XXX regarding the difference in Escrow Shortage fee and using a lesser amount. Please provide documentation to support using the lesser monthly fee $XXX. Additional conditions may apply.; Underwriting CLTV of XXX  is greater than the maximum allowable guideline CLTV of XXX. Final XXX reflects outstanding XXX lien of XXX #XXX to be $XXX, however, the lowest reported balance is on the payment history effective XX/XX/XXXX of $XXX. Please provide valid documentation to prove outstanding loan balance of $XXX for XXX. Additional conditions may apply.

																									Borrower liabilities verified indicator is Present. Confirmed the escrow shortage of $XXX. The loan file contained an Escrow Statement but was completed in XXX. The Escrow Analysis reflects the total monthly escrow payment was less than what was included in the calculated DTI, as Lender took a most conservative approach, but DTI less than the maximum. Exception Resolved.; Original CLTV of XXX% adheres to the guideline maximum CLTV of XXX. Confirmed Xst lien UPB as of XX/XX/XXXX was $XXX, CLTV within guidelines. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

578	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

436	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

251	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

683	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - ; Borrower has more than XXX years at current residence - ; Borrower has stable job time - ; Borrower Years On Job Exceeds XXX years -

534	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

730	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

146	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The file does not contain documentation of the P&I payment for the Sr. Lien. The payment used is the payment from the credit report. The payment history on page XXX verifies the payment includes an escrow account, but does not break out the P&I payment.	Borrower liabilities verified indicator is Present. Verification of the Xst lien P+I was provided along with the Escrow review statement which confirms the Taxes/Insurance monthly escrows. Exception Resolved. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

584	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

895	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

100	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

76	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

286	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Initial Closing Disclosure Delivery Date Test
Documentation Required: There's no evidence of borrower's receipt of the initial CD issued XX/XX/XXXX in the loan file. The CD was dated XX/XX/XXXX and the presumed receipt date is less than XXX days prior to consummation; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.

Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Clearedl.;This loan passed the initial closing disclosure delivery date test.( XX CFR §XXX(f)(X)(ii) ) The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either: "USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or "In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided,  of the transaction.  The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.  Exception Resolved.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

506	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.

243	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

611	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

413	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

42	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

592	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Missing documentation showing the escrow shortage calculation used by the lender. The lender combined the escrow shortage and the XXX mortgage PI payment together on the XXX/Final XXX and identified no escrow shortage. However, the included escrow shortage payment with the PI was $XXX which is the variance between the current escrows being collected by the XXX mortgageholder and the actual taxes and insurance.	XX/XX/XXXX: Lender provided copy of the escrow review statement to verify the $XXX is an escrow shortage and was calculated into the DTI. Exception resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

711	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
315	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial : Unknown payment in the amount of $XXX/mo is reflected on the XXX but there is no supporting documentation in the file. There is an Escrow Review Statement that reflects an escrow shortage of $XXX/month, however, the figure on this statement does not match with the figures on the XXX. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.	Borrower liabilities verified indicator is Present. The file contained verification of the "other" payment of $XXX/mo which is the escrow shortage. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

45	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

307	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

202	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

386	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

77	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Missing documentation to support "Other" payment included on the XXX of $XXX. The XXX does not provide details or calculation of the figure. The Escrow Review Statement shows a monthly payment of $XXX. The remaining $XXX is the deficit between the XXX mortgage escrows and the current taxes and insurance payments.	XX/XX/XXXX: Escrow statement in file verifies the $XXX other payment as a escrow shortage. Exception resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

437	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

877	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

3	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

398	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

170	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

331	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

371	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

355	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
XXX service charge is $XXX which is greater than the $XXX allowed; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML loan with established escrows and met appraisal requirements.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

107	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

820	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

995	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

616	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

577	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

479	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

104	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/mos is reflected on the XXX but the supporting documentation in the file doesn't match up per the notes on the XXX of XXX - escrow + XXX - XXX There is an Escrow Review Statement that reflects an escrow shortage of $XXX/mos and XXX of $XXX, however, the figures on this statement does not match up with the figures on the XXX. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.	XX/XX/XXXX: Lender provided copy of servicing printout to verify MI $XXX and escrow review statement to verify the escrow shortage of $XXX. Exception resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

947	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

297	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

857	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

109	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

655	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	"Other" payment in the amount of $XXX on the XXX proposed payment on page XXX is not justified. Per the escrow review statement on page XXX, the escrow shortage is $XXX. The Underwriter did not provide an explanation for the "other" payment in the file.	Borrower liabilities verified indicator is Present	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

973	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

238	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

975	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Initial Closing Disclosure Delivery Date Test	Initial Closing Disclosure Delivery Date Test
This loan passed the initial closing disclosure delivery date test.( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.; Change status of XXX' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

894	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

47	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is partial. Guidelines require that housing and mortgage-related obligations must be verified using reasonably reliable records. Final XXX and XXX reflect $XXX monthly HOA fee, however, documentation to validate this is missing. Please provide acceptable documentation to validate HOA fee of $XXX/mos. Additional conditions may apply.	XX/XX/XXXX: Lender provided copy of HOA dues of $XXX per month. HOA dues are verified. Exception resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

49	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

891	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
TN service charge is $XXX which is more than the $XXX allowed ; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; HPML loan with established escrows and met appraisal requirements.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

790	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

984	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

557	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

717	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

172	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

286	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

208	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

890	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

706	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

92	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
272	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

524	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

274	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

590	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

713	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

154	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

129	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

254	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

826	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

473	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	2	B	B	B	B	B	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX% exceeds guideline maximum of XXX%. The recalculated DTI matched the lender's DTI of XXX% and no exception to the guidelines was provided in the file.	Lender provided approved lender exception for the DTI of XXX% with compensating factors of XXX years on job, XXX mortgage history for XXX years. Exception downgraded.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

254	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

826	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

888	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

478	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

295	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

220	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines	VVOE has a future date of XX/XX/XXXX while Note date is XX/XX/XXXX and appears to be a typo. Per guidelines, A verbal or written Verification of Employment (VOE) form is required within XXX (XXX) business days of the Note date.	The VVOE in file clearly reflects a TYPO of the year the processor completed the VVOE of XX/XX/XXXX. The lender provided an updated VVOE, confirming the VVOE in file was in-fact a typo and completed an additional step to re-verify the borrower's employment as of XX/XX/XXXX, which re-confirms the borrower is still employed. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

652	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

579	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

208	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

138	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

457	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

507	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

673	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

140	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

183	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	I.) Missing Xst Lien Mortgage PI documentation. The lender used a PI and TI figure that does not match the PITI total figure from the Payment History.	The lender increased the monthly property tax payment by $XXX which could not be verified. However, including the $XXX/mo did not have a material effect on the DTI. The DTI meets guides. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A	Lender Retained Fees Test
This loan failed the Lender Retained Fees Test. The loan charged one or more fees prohibited under the Lender Retained Fees Test. These fees are prohibited in a secondary mortgage loan transaction.  The Department of Insurance and Financial Services has taken the position that only reasonable and necessary charges that are the actual expenses incurred by the licensee, registrant, or exclusive broker in connection with making, closing, disbursing, extending, readjusting, or renewing of a secondary mortgage can be charged in a secondary mortgage loan transaction.
																																											This loan passed the Lender Retained Fees Test.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

123	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

358	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

870	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

93	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

802	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

567	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb cure required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee was added to the LE issued XX/XX/XXXX without a valid reason (rate lock is not a valid reason). ; This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

399	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Hazard Insurance Indicator is Partial	The file does not contain evidence verifying the P&I payment for the Sr. Lien. Additionally; the XXX on page XXX includes a HOA fee in the amount of $XXX that the underwriter notated in comments is an excrow shortage , The file does not contain an escrow review statement to verify any escrow shortages. ; The XXX reflects the borrower has a supplemental insurance policy with an annual premium of $XXX. The file is missing verification of the supplemental policy to verify the monthly payment.	Borrower liabilities verified indicator is Present. Escrow Statement provided reflects a total escrow payment of $XXX, which includes the $XXX per month escrow shortage. The XXX matches the escrow statement. Exception Resolved.; Supplemental Hazard Insurance indicator is Present. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

507	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

614	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

825	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

876	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

729	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

627	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

184	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

715	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Missing documentation to confirm monthly XXX Premium on first lien. Based on the payment history documented on page XXX, the current monthly escrows are $XXX, however, only $XXX per month in taxes, insurance, and HOA dues were listed on the final XXX and used to qualify. Please provide documentation to confirm the monthly XXX or sufficient evidence that the XXX has been dropped.	Received evidence of the XXX the amount of $XXX. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

785	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

223	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee $XXX was added to the LE issued XX/XX/XXXX without a valid reason. The Principal Reduction of $XXX was given for the increase toward the Title Signing/Settlement fee. ; This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

 This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

577	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

676	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The file does not contain verification of the P&I payment in the amount of $XXX on the Sr. Lien. The payment history on page XXX does not break out the P&I payment from the escrow payment.	Lender provided verification of Xst lien P/I payment. PITIA for the subject property is verified. Exception resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

387	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

937	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

371	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

711	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is partial. The XXX reflects a monthly payment for “Other” of $XXX. The file is missing documentation that validates this amount.	Borrower liabilities verified indicator is Present	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

658	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.

119	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

58	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Charges That Cannot Increase Test
TILA XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee $XXX increased on the LE issued XX/XX/XXXX without a valid reason. ; This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).
																																											XX/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XX/XX/XXXX which downgrades the exception to a B
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

47	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

674	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

586	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

615	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

338	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

842	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

783	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

230	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

527	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The file does not contain an Explanation for the "Other" Payment in the amount of $XXX assessed to the borrower on the XXX proposed payment. Per the Escrow Review on page XXX The escrow shortage is $XXX. Additionally there is a $XXX monthly difference in the actual escrowed expenses and what the escrow amount is assessed to the Borrower for a total of $XXX monthly. The UW assessed $XXX monthly without an explanation.	An updated XXX was provided correcting the PITI payment and removed the duplicated "other" payment. Supporting documents were also provided to verifi the escrow shortage for the other payment. Exception Resolved. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

910	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

793	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

255	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	No documentation provided to support the PMI amount for the first lien. XXX reflects $XXX per month. Please provide proof of that payment, may affect DTI.	Received documentation to support the PMI amount for the first lien per the XXX of $XXX per month. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

406	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

487	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

579	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

294	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

 This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

9	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

632	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
187	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

424	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

240	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

670	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

529	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

962	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

286	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb cure required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Appraisal fee was added to the LE issued XX/XX/XXXX without a valid reason. A portion of the cure was applied to the appraisal fee overage; This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

277	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

696	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

291	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

477	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

94	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
The mortgage loan charges a brokerage/finder fee  of $XXX that exceeds XXX% of the total loan amount which would be $XXX.; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

816	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

611	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

895	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
461	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
906	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

947	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

1	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

118	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

823	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
XXX Service charge fee of $XXX exceeds XXX% of total loan amount.; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.

45	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

683	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

602	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Housing history does not meet guidelines	Housing history does not meet guidelines. Lender guidelines require payment history on mortgage to be XXX months. Credit report and payment history in file cover XX/XX/XXXX to XX/XX/XXXX. File is missing payment history for the XX/XX/XXXX to XX/XX/XXXX to complete the required XXX months.	Housing delinquency meets guidelines. A credit supplement was provided to confirm XXXmo payment history as required per guides. Exception resolved. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

575	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

324	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

372	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

158	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

507	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Transmittal Summary is Partial	Final XXX indicates an escrow shortage amount was added to hazard insurance, documentation to confirm the escrow shortage was not provided.	Documentation provided confirms the shortage of $XXX per month, which was added to DTI calc. DTI still within tolerance. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

972	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

980	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

560	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

349	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
XXX% maximum allowed is $XXX. XXX service charge on CD was $XXX; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.

744	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

124	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

51	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

962	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

784	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

417	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/monthly is reflected on the XXX but there is no supporting documentation in the file and no notes on the XXX (does not match the escrow shortage of $XXX/mos) . Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.	Received evidence the escrow shortage is $XXX/mo vs $XXX reflected in the file. Confirmed adding $XXX/mo increased the DTI from XXX% to XXX% which meets guides. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

902	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

55	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Charges That Cannot Increase Test; Charges That In Total Cannot Increase More Than 10% Test
 TILA XXXB Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The zero tolerance violation is due to addition of Process Service Fee of $XXX on the final CD dated XX/XX/XXXX.; This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).; TILA XXXB Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX% tolerance violation is due to increase in recording fee from $XXX to $XXX. There is a tolerance cure of $XXX was applied to the increase, however the amount of the cure required was $XXX therefore a violation of $XXX still remains.; This loan failed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXX(e)(X)(vi).

Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
XX/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of XX/XX/XXXX which downgrades the exception to a B; Change status of 'Charges That In Total Cannot Increase More Than XXX% Test' from Open Rebuttal to Cured Post Close.;
XX/XX/XXXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of XX/XX/XXXX which downgrades the exception to a B

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

282	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

514	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

674	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

795	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

409	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

703	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

715	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

902	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

668	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

755	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

317	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

560	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

261	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance Borrower initiated	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

730	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

846	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

475	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

109	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb cure required
Refund in the amount of $XXX
Cure requires a PCCD, LOE, Copy of refund check and proof of delivery to the borrower OR a valid COC.
The zero tolerance violation is due to the addition of the Title Settlement Fee on the Final CD dated XX/XX/XXXX which then increased on the PCCD XX/XX/XXXX. There was no COC found in the file that explained why the fee was added on the Final CD or why it increased on the PCCD.; This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

11	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

565	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

74	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

313	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

83	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

986	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

622	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The XXX has "other" payment listed for $XXX however only the escrow shortage of $XXX is accounted for but the $XXX of the payment is not documented in the file. Please provide.	Borrower liabilities verified indicator is Present. Confirmed the additional payment reflected on the XXX was the MIP monthly payment, which was included in the total DTI. Exceptin Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

372	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

215	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.

932	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

663	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

805	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

855	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
975	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

48	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

772	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

517	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

986	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
712	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

310	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.

351	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/monthly is reflected on the XXX but there is no supporting documentation in the file and no notes on the XXX (does not match the escrow shortage of $XXX/mos) . Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.	Escrow Screen shot was provided confirming the FHAMIP Payment is $XXX and the file contained verification of the escrow shortage of $XXX. Confirmed the total other monthly payment is $XXX slightly lower than $XXX as reflected on the XXX. The difference had no material impact on the DTI. Exception resolved. ;	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

330	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

569	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

794	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

301	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

195	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is partial. Unknown payment in the amount of $XXX/monthly is reflected on the XXX but there is no supporting documentation in the file and no notes on the XXX - there is no escrow shortage. Please provide documentation to support the $XXX monthly fee. Additional conditions may apply.	Borrower liabilities verified indicator is Present. The additional payment reflected on the XXX confirmed as MIP monthly payment. Slightly higher than XXX, but DTI still within tolerance. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

971	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

911	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

831	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	2	B	B	B	B	B	1	A	A	A	A	A				1	A	A	A	N/A	A				2	B	B	B	B	B	Brokerage/Finder Fee Test
TN Service charge of $XXX is more than XXX% of the total loan amount ($XXX).; This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds XXX% of the total loan amount. Under the XXX Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than XXX% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
																																													Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
269	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

663	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

485	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

351	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Initial Closing Disclosure Delivery Date Test
 The initial CD dated XX/XX/XXXX was received on XX/XX/XXXX which is less than XXX business days prior to consummation on XX/XX/XXXX; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

435	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

714	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

791	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

870	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

124	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

637	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

182	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

971	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

116	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Initial Closing Disclosure Delivery Date Test
There's no evidence of receipt from the borrower for the initial CD issued XX/XX/XXXX in the loan file. Assuming the mailbox rule with no evidence of receipt, the reciept date is XX/XX/XXXX which did not allow XXX days to review prior to consummation; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX(f)(X)(i) no later than three business days before consummation.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

625	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

901	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

601	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

627	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required. Refund in the amount of $XXX required, cure package requires a PCCD, LE, Copy of refund check, and proof of delivery or valid COC. The zero tolerance violation in the amount of $XXX is due to the Appraisal Fee added on Loan Estimate dated XX/XX/XXXX, no vaid COC in file or proof a refund was issued; This loan failed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

940	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

566	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

76	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

216	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. On XX/XX/XXXX, XXX was a declared disaster in XXX for the period XXX. The file only contains an AVM dated XX/XX/XXXX and no appraisal nor any servicing notes. Please provide a Post Disaster Inspection or servicing notes the include customer commentary declaring "no damage" - additional conditions may apply.	XX/XX/XXXX: Lender provided servicing notes that verify the borrowers reported no disaster impact to the subject property. Exception resolved.	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

177	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

706	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

369	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
971	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

296	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

941	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

123	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

494	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

462	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

111	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

189	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

385	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

744	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

167	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

233	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

882	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

373	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

449	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. On XX/XX/XXXX, XXX was a declared disaster in XXX for the period XX/XX/XXXX. The file only contains an AVM and no appraisal nor any servicing notes. Please provide a Post Disaster Inspection or servicing notes the include customer commentary declaring "no damage" - additional conditions may apply.	Servicing notes confirmed no damage to the subject property from the disaster occurred. Exception Resolved.	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

675	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

568	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. There is a statment in file showing the escrows have increased to $XXX and there is no evidence what the other payment of $XXX.	Borrower liabilities verified indicator is Present; Updated Escrow analysis shortage provided. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

324	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

810	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Missing escrow shortage calculation documentation. The lender included $XXX/mo in escrow shortage however the underwriter comments on the XXX do not identify the escrow shortage nor provide a calculation of the shortage. The Audit determined the escrow shortage would have been determined from the current escrow payment identified on the XX/XX/XXXX Welcome Letter from XXX for the Xst mortgage, minus the monthly insurance and tax figures, and minus the Xst mortgage PMI payment from the prior servicer Escrow Statement dated XX/XX/XXXX.	Borrower liabilities verified indicator is Present. Escrow review statement was provided and confirms the "Other" Payment on the XXX is the MI and the difference in the escrow shortage. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

995	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Unknown payment in the amount of $XXX/mo is reflected on the XXX is no supporting documentation in the file. There is an Escrow Review Statement that reflects an escrow shortgage of $XXX/mo, however, the figure on this statement does not match with the figure on the XXX. Please provide documentation to support the XXX monthly fee.	XX/XX/XXXX: Lender provided escrow review statement to verify the $XXX escrow difference. Exception resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

301	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial Unknown payment in the amount of $XXX/mo reflected on the XXX but there is no supporting documentation in the file. There is an Escrow Statement that reflects an escrow shortage of $XXX/mo, however, the figure on this statement does not match with the figure on the XXX. Please provide documentation to support $XXX monthly fee.	Borrower liabilities verified indicator is Present. Escrow review statement was provided and confirms the "Other" Payment on the XXX is is the PITIA which confirms the increased escrow payment. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

473	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Missing escrow shortage calculation. The lender included $XXX/mo in escrow shortage. However, the XXX does not identify the figure is an escrow shortage nor details the escrow shortage calculation. The $XXX is the variance between the current escrows being collected on the Xst mortgage payment history and the actual taxes and insurance.	XX/XX/XXXX: Lender provided verification of the PITI payments for the Xst mortgage and escrow overage is not being collected. DTI would be lower since the $XXX is not being collected. Exception Resolved.	1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

337	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

894	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years

726	XXXXX		XXXXX	$XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	1	A	A	A	A	A				1	A	A	A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years